ACCOUNTS RECEIVABLE (Schedule Of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 77,858,266	$ 34,452,392
Less: Allowance for doubtful accounts	(590,991)	(533,596)
Total	$ 77,267,275	$ 33,918,796